Retirement Benefit and Other Post-retirement Obligations - Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense (Detail) - Rate used to discount plan liabilities [member]
£ in Millions
Dec. 31, 2017 GBP (£)
UK Group plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 1% increase in discount rate	£ (423)
(Decrease) /increase in defined benefit obligation, 1% decrease in discount rate	575
US defined benefit pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 1% increase in discount rate	(14)
(Decrease) /increase in defined benefit obligation, 1% decrease in discount rate	£ 16